INCOME TAXES- Additional information (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jan. 30, 2008	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%	25.00%	25.00%
Preferential Tax Rate Applicable Period Description		The open tax years for examinations in China are 5 years
Preferential Tax Rate		¥ 15
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Beijing Origin Seed Limited [Member]
Preferential Tax Rate		¥ 15.00	¥ 15.00	¥ 15.00